Provision for Employees' End of Service Benefits (Details) - Schedule of provision for employees' end of service benefits - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of provision for employees' end of service benefits [Abstract]
Provision as at January 1	$ 131,109	$ 106,569
Provided during the year (note 8)	43,477	33,717
Paid during the year	(8,573)	(9,177)
Total	$ 166,013	$ 131,109